Consolidated Statements of Cash Flows - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2015		Jun. 30, 2014	[1]	Dec. 31, 2014		Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,273,164)		$ (1,429,898)	[2]	$ (4,181,890)		$ (2,577,263)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	$ 1,546,476		$ 978,806		2,198,852		1,902,304
Deferred income taxes					144,000		178,000
Changes in operating assets and liabilities
Net change in accounts receivable	$ (24,768)		$ 4,395		(130,649)		19,645
Net change in inventory	493,115		266,300		(290,083)		757,134
Net change in prepaid and other assets	(207,435)		(242,573)		(47,101)		(73,804)
Net change in accounts payable & accrued liabilities	(126,033)		(470,545)		2,313,930		1,819,535
Net cash flow (used in) provided by operating activities	$ (591,809)		(893,515)		7,059		2,025,551
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions			(23,982)		(44,857)		(480,600)
Purchase equipment	$ (110,236)		(504,721)		(1,076,437)		(492,276)
Net cash flow (used in) investing activities	(110,236)		(528,703)		(1,121,294)		(972,875)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	$ 97,279		$ 126,080		243,290		$ 176,138
Borrowing costs associated with notes payable					(958,398)
Proceeds from member contributions and (shareholder disbursements)	$ 8,193				(350,000)		$ 740,468
Net cash flow (used in) provided by financing activities	105,472		$ 126,080		(1,065,108)		916,606
NET INCREASE (DECREASE) IN CASH	(596,573)		(1,296,138)		(2,179,343)		1,969,282
Cash and equivalents, beginning of period	1,126,887	[3]	3,306,230		3,306,230	[1]	1,336,948
Cash and equivalents, end of period	$ 530,314		$ 2,012,360		1,126,887	[3]	3,306,230	[1]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid					96,938		292,839
Interest paid					$ 5,494,256		$ 5,418,992

[1]	Combined/Consolidated Statements of Cash Flows of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries at June 30, 2014
[2]	Combined/Consolidated Statements of Operations of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries for the Three and Six Months Ended June 30, 2014
[3]	Combined/Consolidated Balance Sheets of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries at December 31, 2014